Income Taxes - Summary of Unrecognized Deferred Tax Assets on Tax Credit Carryforward (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019
Disclosure details of carry forward details of tax credits unutilised for which no deferred tax assets are recognized [Line items]
Tax credit carryforwards	¥ 34,800	¥ 25,963	¥ 8,194
Within 5 years [Member]
Disclosure details of carry forward details of tax credits unutilised for which no deferred tax assets are recognized [Line items]
Tax credit carryforwards	5,097	4,162	2,643
Between 5 and 10 years [Member]
Disclosure details of carry forward details of tax credits unutilised for which no deferred tax assets are recognized [Line items]
Tax credit carryforwards	2,340	464	4,630
Later than 10 years [Member]
Disclosure details of carry forward details of tax credits unutilised for which no deferred tax assets are recognized [Line items]
Tax credit carryforwards	¥ 27,363	¥ 21,337	¥ 921